Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
10. ACCRUED EXPENSES
Accrued expenses consisted of the following:

	As of December 31,
	2021	2020
Campaign costs	$2,718	$1,589
Professional fees	648	4
Sales and use taxes	233	190
Deferred revenue	207	42
Income taxes	13	3,878
Other	845	296

Total	$4,664	$5,999